BORROWINGS UNDER LINES OF CREDIT (Details) (USD $)	1 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member] Unsecured Debt [Member]	Dec. 31, 2012 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member] Unsecured Debt [Member]	Dec. 31, 2011 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member] Unsecured Debt [Member]	Jun. 30, 2012 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member] Unsecured Debt [Member] Minimum [Member]	Jun. 30, 2012 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member] Unsecured Debt [Member] Maximum [Member]	Jun. 30, 2012 U.S. Bank and East-West Bank [Member] Revolving Credit Facility [Member] Unsecured Debt [Member] LIBOR [Member]
Line of Credit Facility [Line Items]
Additional borrowings	$ 40,000,000		$ 25,000,000
Maximum borrowing capacity		140,000,000.0	100,000,000
Basis spread on variable rate								2.75%
Rent adjusted fixed charge coverage ratio				2.49		1.50
Average outstanding amount				$ 11,200,000	$ 13,600,000
Balance sheet leverage ratio				0.93			1.50